Reconciliation of Liabilities Arising from Financing Activities - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Net financing cash flows	¥ 32,473
Contribution from non-controlling interests	1,590	¥ 855
Statutory reserve deposits	405
E Surfing Pay [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Contribution from non-controlling interests	90
Contribution from non-controlling interests receivable	945
Finance Company [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Contribution from non-controlling interests	1,500
China Telecom Group [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Net deposits	¥ 4,098	¥ 0